Shareholders' Equity (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Retained Earnings (Accumulated Deficit) [Abstract]
PRC statutory reserve funds	¥ 806	$ 123	¥ 626
Unreserved retained earnings	134,478	20,610	125,642
Total retained earnings	¥ 135,284	$ 20,733	¥ 126,268